Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2024	2023
Finished goods	$5,098,148	$5,937,682
Work in process	3,724,999	4,372,913
Raw materials	9,562,563	13,130,478
Production supplies	339,607	325,253
Total	$18,725,317	$23,766,326